Fees Summary	Aug. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 809,643,750
Total Fee Amount	111,812
Total Offset Amount	0
Net Fee	$ 111,812
Offset Table N/A	N/A